Derivative Instruments and Hedging Activities (Estimated Fair Values of Outstanding Derivative Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative assets	¥ 42,383	¥ 10,486
Derivative liabilities	35,866	32,822
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative assets	1,835	242
Derivative liabilities	8,360	8,457
Designated as hedging instrument | Interest rate contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	183	141
Designated as hedging instrument | Interest rate contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	8,177	8,274
Designated as hedging instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	9	10
Designated as hedging instrument | Interest rate contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Derivative assets	27	101
Designated as hedging instrument | Foreign exchange contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities		42
Designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	1,799	131
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative assets	40,548	10,244
Derivative liabilities	27,506	24,365
Not designated as hedging instrument | Interest rate contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	200	344
Not designated as hedging instrument | Interest rate contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	9,120	3,637
Not designated as hedging instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	44	39
Not designated as hedging instrument | Interest rate contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Derivative assets	1,523	882
Not designated as hedging instrument | Foreign exchange contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	14,580	11,549
Not designated as hedging instrument | Foreign exchange contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	1,755	1,059
Not designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	19,655	8,807
Not designated as hedging instrument | Foreign exchange contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Derivative assets	49	72
Not designated as hedging instrument | Equity Contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	1,476	7,776
Not designated as hedging instrument | Equity Contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	18,886	¥ 444
Not designated as hedging instrument | Bond contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	290
Not designated as hedging instrument | Bond contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	306
Not designated as hedging instrument | Commodity contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	85
Not designated as hedging instrument | Commodity contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	¥ 85